Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 706
Finite-Lived Intangible Assets, Amortization Expense, Year Two	688
Finite-Lived Intangible Assets, Amortization Expense, Year Three	706
Finite-Lived Intangible Assets, Amortization Expense, Year Four	732
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 761